RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial instruments disclosures narrative (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)
Disclosure of financial instruments by type of interest rate [line items]
Reclassification adjustments for amounts recognized in net income	$ (16,000,000)	$ (44,000,000)	$ (3,000,000)
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Gains (losses) related to derivative contracts reclassified from OCI to revenues	(32,000,000)	53,000,000	9,000,000
Reclassification adjustments for amounts recognized in net income	(30,000,000)	53,000,000	9,000,000
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	(72,000,000)	13,000,000	22,000,000
Carrying value	351,000,000	273,000,000
Hedge ineffectiveness gain (loss)	7,000,000	2,000,000	0
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Reclassification adjustments for amounts recognized in net income	(11,000,000)	(5,000,000)	(6,000,000)
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	(32,000,000)	(30,000,000)	(3,000,000)
Carrying value	391,000,000	546,000,000		$ 141	$ 152	€ 1,572	$ 619	$ 102	€ 1,279
Change in hedge ineffectiveness gain	$ 3,000,000	$ 2,000,000	0
Derivative, average fixed interest rates	1.30%	2.80%		1.30%	1.30%	1.30%	2.80%	2.80%	2.80%
Interest rate swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 2,815,000,000	$ 2,974,000,000
Interest rate swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	559,000,000	428,000,000
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	0	0	$ 0
Foreign exchange swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	1,679,000,000	1,199,000,000
Foreign exchange swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 431,000,000	$ 921,000,000